INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13:-INCOME TAXES

CyberArk Software Ltd.'s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.Corporate tax in Israel:

Ordinary taxable income is subject to a corporate tax rate of 23% for the years 2020-2022.

b.Loss before taxes on Income is comprised as follows:

	Year ended December 31,
	2020	2021	2022

Domestic loss	$(12,643)	$(113,339)	$(167,606)
Foreign income	12,254	22,010	30,588

	$(389)	$(91,329)	$(137,018)

c.Deferred income taxes:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2021	2022
Deferred tax assets:

Carry-forwards losses and credits	$42,202	$48,824
Capital losses carry-forwards	96	89
Research and development expenses	11,848	16,367
Deferred revenues	11,005	12,343
Intangible assets	7,730	9,063
Share-based compensation	15,046	21,024
Operating lease liability	1,088	5,691
Accruals and other	4,638	12,224

Gross deferred tax assets before valuation allowance	93,653	125,625

Less: Valuation allowance	20,614	21,741

Total deferred tax assets	$73,039	$103,884

Deferred tax liabilities:

Intangible assets	$2,189	$2,892
Convertible senior notes	6,946	6
Deferred commission	14,969	21,885
Operating lease ROU asset	827	5,417
Property and equipment and other	941	875

Gross deferred tax liabilities	$25,872	$31,075

Net deferred tax assets	$47,167	$72,809

As of December 31, 2022, $72,857 of undistributed earnings held by the Company's foreign subsidiaries are designated as indefinitely reinvested. If these earnings were repatriated to Israel, it would be subject to Israeli income taxes and to foreign withholding taxes and an adjustment for foreign tax credits.

d.Income taxes are comprised as follows:

	Year ended December 31,
	2020	2021	2022

Current	$7,357	$4,589	$8,980
Deferred	(1,988)	(11,972)	(15,630)

	$5,369	$(7,383)	$(6,650)
	Year ended December 31,
	2020	2021	2022

Domestic	$(1,431)	$(12,171)	$(19,716)
Foreign	6,800	4,788	13,066

	$5,369	$(7,383)	$(6,650)

e.A reconciliation of the Company's theoretical income tax expense (benefit) to actual income tax expense (benefit) is as follows:

	Year ended December 31,
	2020	2021	2022

Loss before income taxes	$(389)	$(91,329)	$(137,018)

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical tax benefit	(89)	(21,006)	(31,514)

Excess tax benefits related to share-based compensation	(3,645)	(4,424)	(1,817)
Non-deductible expenses	3,054	3,988	6,325
Intra-entity intellectual property transfer	5,036	-	-
Valuation allowance	-	1,896	1,538
Unrecognized tax benefits	(322)	(1,638)	(1,914)
Foreign and preferred enterprise tax rates differential	1,714	12,171	18,450
Impact of CARES Act	(683)	-	-
Prior years and others	304	1,630	2,282

Income tax expense (tax benefit)	$5,369	$(7,383)	$(6,650)

f.Net operating loss carry-forwards:

As of December 31, 2022, the Company had net operating losses substantially derived from excess tax benefits from share-based payments and capital tax losses, totaling $132,285 and $436, respectively, out of which $119,657 and none of the losses, respectively, were federal net operating losses attributed to the U.S. subsidiary. The rest were attributed to Israel and can be carried forward indefinitely. Out of these federal net operating losses attributed to the U.S. subsidiary, $21,727 are limited to a carryforward period of up to 20-years. The remaining $97,930 can be carried forward indefinitely, but are subject to the 80% taxable income limitation upon utilization. Utilization of some of these U.S. net operating losses are subject to annual limitation due to the "change in ownership" provisions of the U.S. Internal Revenue Code and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

g.Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

As of December 31, 2022, approximately $14,452 was derived from tax exempt profits earned by the Company's "Approved Enterprises" and "Beneficiary Enterprise". The Company and its Board of Directors have determined that such tax-exempt income will not be distributed as dividends and intends to reinvest the amount of its tax-exempt income earned by the Company. Accordingly, no provision for deferred income taxes has been provided on income attributable to the Company's "Approved Enterprises" and "Beneficiary Enterprises" as such income is essentially permanently reinvested.

If the Company's retained tax-exempt income is distributed, the income would be taxed at the applicable corporate tax rate as if it had not elected the alternative tax benefits under the Law for the Encouragement of Capital Investments ("Investment Law") and an income tax liability of up to $3,548 would be incurred as of December 31, 2022.

In December 2016, the Israeli Knesset passed Amendment 73 to the Investment Law which included a number of changes to the Investment Law regimes through regulations approved on May 1, 2017 and that have come into effect from January 1, 2017.

Applicable benefits under the new regime include:

-Introduction of a benefit regime for "Preferred Technology Enterprises" ("PTE") granting a 12% tax rate in central Israel – on qualified income deriving from Benefited Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports to large markets.

-A 12% capital gains tax rate on the sale of a preferred intangible asset to a foreign affiliated enterprise, provided that the asset was initially purchased from a foreign resident at an amount of NIS 200 million or more.

-A withholding tax rate of 20% for dividends paid from PTE income (with an exemption from such withholding tax applying to dividends paid to an Israeli company). Such rate may be reduced to 4% on dividends paid to a foreign resident company, subject to certain conditions regarding percentage of foreign ownership of the distributing entity.

The Company adopted the PTE since 2017 and believes it is generally eligible for its benefits.

In addition the Company received a comprehensive ruling from the Israeli tax authorities which approves the PTE's benefits.

h.Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that the Company currently qualifies as an "industrial company" under the above law and as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

j. Tax assessments:

As of December 31, 2022, the Company has reached a corporate tax assessment agreement with the Israeli Tax Authorities in relation to tax years through 2020, as reflected below in the unrecognized tax benefits schedule.

As of that date, the U.K. subsidiary's tax years until December 31, 2020 are subject to statutes of limitation effective in the U.K.

For the U.S. subsidiary's tax years ended December 31, 2019 through 2022, the statute of limitations has not yet expired.

k.Unrecognized tax benefits:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2020	2021	2022

Opening balance	$3,728	$4,633	$3,870
Decrease related to settlements with taxing authorities	(796)	(2,382)	(2,353)
Increase related to prior year tax positions	74	976	429
Decrease related to expiration of statutes of limitations	(92)	-	-
Increase related to current year tax positions	1,719	643	859

Closing balance	$4,633	$3,870	$2,805

During the years ended December 31, 2020, 2021 and 2022, the Company recorded $21, $(21) and $(87), respectively, for interest expense (income) related to uncertain tax positions. As of December 31, 2021 and 2022, accrued interest was $112 and $25, respectively.

Although the Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement, there is no assurance that the final tax outcome of its tax audits will not be different from that which is reflected in the Company's income tax provisions. Such differences could have a material effect on the Company's income tax provision, cash flow from operating activities and net loss in the period in which such determination is made.